Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

Condensed balance sheets

	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$1,321,005	-
Prepaid expenses and other current assets	317,500	-
Total current assets	1,638,505	-
Non-current assets
Prepayment for game development	2,700,000	-
Investment in subsidiaries	2,449,494	934,994
Total non-current assets	5,149,494	934,994
Total assets	6,787,999	934,994

Liabilities and Shareholders’ Equity
Current liabilities
Accrued expenses	5,200	-
Total current liabilities and total liabilities	5,200	-

Commitments and contingencies

Shareholders’ equity
Class A ordinary shares ($0.0001 par value, 450,000,000 shares authorized, 14,675,400 and 10,550,400 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	1,468	1,055
Class B ordinary shares ($0.0001 par value, 50,000,000 shares authorized, 5,449,600 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	545	545
Additional paid-in capital	19,129,328	4,701,748
Accumulated deficits	(12,348,542)	(3,706,377)
Accumulated other comprehensive loss	-	(61,977)
Total shareholders’ equity	6,782,799	934,994

Total liabilities and shareholders’ equity	$6,787,999	$934,994

Schedule of condensed statements of operations

Condensed statements of operations

	For the Years Ended September 30,
	2025	2024	2023
Operating expenses:
Selling expenses	$(8,808,000)	-	-
Research and development expenses	(900,000)	-	-
General and administrative expenses	(279,653)	-	-
Total operating expenses	(9,987,653)	-	-
Other income:
Interest income	2	-	-
Loss on disposal of subsidiary	(52,697)	-	-
Other income (expenses)	(1,643)	-	-
Total other income, net	(54,338)	-	-
Equity in earnings (loss) of subsidiaries	1,399,826	1,096,805	(1,257,824)
Net (loss) income	$(8,642,165)	$1,096,805	$(1,257,824)
	-	-
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Foreign currency translation gain (loss)	61,977	(50,668)	55,652
Comprehensive (loss) income	$(8,580,188)	$1,046,137	$(1,202,172)

Schedule of condensed cash flow statements

Condensed cash flow statements

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(8,642,165)	$1,096,805	$(1,257,824)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss on disposal of a subsidiary	(52,697)	-	-
Share-based compensation	8,808,000	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(317,500)	-	-
Accrued expenses	5,200	-	-
Equity in loss (earnings) of subsidiaries	(1,399,826)	(1,096,805)	1,257,824
Net cash used in operating activities	(1,598,988)	-	-

Cash flows from investing activities:
Prepayment for game development	(2,700,000)	-	-
Net cash used in investing activities	(2,700,000)	-	-

Cash flows from financing activities:
Proceeds from capital contribution	570,000	-	-
Proceeds from issuance of ordinary shares	5,049,993	-	-
Net cash provided by financing activities	5,619,993	-	-

CHANGES IN CASH	1,321,005	-	-
CASH, beginning of year	-	-	-
CASH, end of year	$1,321,005	-	-